Derivatives and Fair Value Measurements - Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Consolidated Balance Sheets (Detail) (Swaps [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 5,062	$ 156
Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	363	4
Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Net Total		(180)
Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Net Total		$ (801)